Employee Benefits - Additional Information (Detail) € / shares in Units, € in Thousands		1 Months Ended	6 Months Ended
	Jun. 30, 2021 shares	Jan. 31, 2023 shares	Jun. 30, 2025 EUR (€) shares € / shares	Jun. 30, 2024 EUR (€) € / shares	Dec. 31, 2022	Feb. 28, 2025 € / shares	Aug. 31, 2024 € / shares
Employee Benefits [Line Items]
Par value per share | € / shares			€ 0.25			€ 0.37	€ 1.24
Share-based payment plans expenses | €			€ 537	€ 1,404
Increase decrease through share based payment transactions, Equity | €			573	1,981
Revenue | €			€ 75,931	91,893
Granted | shares			1,678,498
Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Share-based payment plans expenses | €				€ 195
Granted | shares			0
Employee Stock Option Plan [Member]
Employee Benefits [Line Items]
Granted | shares		20,000	0
Maximum discount granted to each employee to purchase shares		15.00%
Employee Stock Option Plan [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Ceiling limit on the purchase of shares on yearly salary per employee		1.00%
Employee Stock Option Plan [Member] | Top of range [member]
Employee Benefits [Line Items]
Ceiling limit on the purchase of shares on yearly salary per employee		10.00%
Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Granted | shares			0
Founders Stock Option Plan [Member] | Class A Shares [Member]
Employee Benefits [Line Items]
Par value per share | € / shares			€ 0.12	€ 0.5
Exercise price of outstanding share options | € / shares			€ 466.24
Exchange Ratio			240.990795184659
Restricted Stock Units for Employees [Member]
Employee Benefits [Line Items]
Share-based payment plans expenses | €			€ 120	€ 994
Granted | shares			958,500
Restricted Stock Units for Management [Member]
Employee Benefits [Line Items]
Share-based payment plans expenses | €			€ 367	€ 558
Granted | shares			0
After Applying the Exchange Ratio [Member] | Founders Stock Option Plan [Member] | Class A Shares [Member]
Employee Benefits [Line Items]
Exercise price of outstanding share options | € / shares			€ 1.93
Maximum number of shares that shall underlie all of the options under the plan | shares	1,033,609
Legacy Stock Option Program [Member] | Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Weighted average remaining contractual life of outstanding share options			5 years
Weighted average share price | € / shares			€ 8.66
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement					100.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | First Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | Second Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | Third Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			34.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Time Based Vesting Stock Options [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 1 [Member]
Employee Benefits [Line Items]
Weighted average share price | € / shares			€ 25
Number of trading days for determining the share price			20 days
Number of consecutive trading days for determining the share price			30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Period 2 [Member]
Employee Benefits [Line Items]
Weighted average share price | € / shares			€ 30
Number of trading days for determining the share price			20 days
Number of consecutive trading days for determining the share price			30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Bottom of range [member] | Period 1 [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Bottom of range [member] | Period 2 [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | First Anniversary Date [Member] | Time Based Vesting Stock Options [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Second Anniversary Date [Member] | Time Based Vesting Stock Options [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement			50.00%